Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt
Debt
The debt outstanding related to senior notes and capital efficient notes (CENts) and the carrying value recorded in the Consolidated Balance Sheets at December 31, 2019 and 2018 was comprised as follows (in thousands):

			December 31, 2019		December 31, 2018
Issuer	Related Maturity Date	Commitment	Carrying Value	Fair Value	Carrying Value	Fair Value
Debt related to senior notes
PartnerRe Finance B LLC	Due 2020	$—	$—	$—	$500,000	$515,518
PartnerRe Finance B LLC	Due 2029	$500,000	495,614	535,309	—	—
PartnerRe Ireland Finance DAC	Due 2026	€750,000	832,351	871,088	849,017	825,546
Total Debt related to senior notes			$1,327,965	$1,406,397	$1,349,017	$1,341,064
Debt related to CENts
PartnerRe Finance II Inc.	Due 2066	$62,484	$70,089	$55,866	$70,989	$59,299

PartnerRe Finance B LLC and PartnerRe Finance II Inc. (collectively, U.S. finance entities) were utilized to issue U.S. dollar denominated debt while PartnerRe Ireland Finance DAC (Irish finance entity) was formed in order to issue Euro denominated senior notes.
The U.S. finance entities are wholly-owned by PartnerRe U.S. Corporation, a holding company indirectly 100% owned by the Company. The proceeds received by the U.S. finance entities upon issuance of debt were provided to PartnerRe U.S. Corporation in exchange for notes receivable for the same principal and interest terms as the related debt issued externally. The Company determined that the U.S. entities were VIEs; however, the Company was not the primary beneficiary and, as a result, did not consolidate the U.S. finance entities. The intercompany notes payable by PartnerRe U.S. Corporation to the U.S. finance entities are recorded within Debt related to senior notes and Debt related to CENts in the Consolidated Balance Sheets and the related interest as interest expense in the Consolidated Statements of Operations.
The Irish finance entity is wholly-owned by PartnerRe Holdings Europe Limited, a wholly owned subsidiary of the Company. The proceeds received by the Irish finance entity upon issuance of debt were provided to the Company in exchange for notes receivable, which are eliminated on consolidation, together with the related interest. The Company determined that PartnerRe Ireland Finance DAC is a VIE and the Company is the primary beneficiary. As a result, the debt issued externally has been reflected as Debt related to senior notes in the Consolidated Balance Sheets and the related interest as interest expense in the Consolidated Statements of Operations.
Debt related to senior notes
In March 2010, PartnerRe Finance B LLC issued $500 million aggregate principal amount of 5.500% senior notes due June 1, 2020 with the option to redeem, in whole or in part, at any time. PartnerRe U.S. Corporation agreed to pay the related 5.500% note payable on the same terms to PartnerRe Finance B LLC. On July 19, 2019, the Company early redeemed these senior notes and settled the related intercompany note, with an aggregate principle of $500 million for a make-whole redemption price. As a result, the Company recorded a loss on redemption of debt of $15 million in the Consolidated Statement of Operations during 2019.
In June 2019, PartnerRe Finance B LLC issued $500 million aggregate principal amount of 3.700% senior notes at a price of 99.783% of the principal amount. The net proceeds of the issuance, after consideration of the offering discount and underwriting expenses and commissions, totaled $496 million. These senior notes may be redeemed at the option of the issuer, in whole or in part, at any time, with early redemption requiring the payment of a make-whole premium. Early redemption prior to June 19, 2022 is subject to the Bermuda Monetary Authority's approval. Commencing on January 2, 2020, interest on these notes is payable semi-annually at an annual fixed rate of 3.700%. Unless previously redeemed, the notes mature on July 2, 2029. PartnerRe U.S. Corporation has agreed to pay a related 3.700% note payable to PartnerRe Finance B LLC for any unpaid principal amount on July 2, 2029. These senior notes are ranked as senior unsecured obligations of PartnerRe Finance B LLC and the Company has fully and unconditionally guaranteed all obligations of PartnerRe Finance B LLC related to these senior notes. The Company’s obligations under this guarantee are senior and unsecured and rank equally with all other senior unsecured indebtedness. The proceeds from this issuance were used to fully redeem the senior notes due 2020 on July 19, 2019.
In September 2016, PartnerRe Ireland Finance DAC issued €750 million aggregate principal amount of 1.250% senior notes at a price of 99.144% of the principal amount, which are listed in the main securities market of the Irish Stock Exchange. Interest is payable annually commencing on September 15, 2017. These senior notes may be redeemed at the option of the issuer, in whole or in part, at any time. Early redemption prior to September 15, 2021 is subject to the Bermuda Monetary Authority's approval. Unless previously redeemed, the notes mature on September 15, 2026. These senior notes are ranked as senior unsecured obligations of PartnerRe Ireland Finance DAC. The Company has fully and unconditionally guaranteed all obligations of PartnerRe Ireland Finance DAC under these senior notes. The Company’s obligations under this guarantee are senior and unsecured and rank equally with all other senior unsecured indebtedness.
Debt related to CENts
In November 2006, PartnerRe Finance II Inc. issued Fixed-to-Floating Rate Junior Subordinated CENts with a principal amount of $250 million and on March 13, 2009, purchased and retired $187 million of this principal amount. On June 5, 2019, an additional $1 million of the principal amount was purchased and retired. As a result, the remaining aggregate principal amount of the CENts as at December 31, 2019 was $62 million. In November 2006, PartnerRe U.S. Corporation issued a Fixed-to-Floating Rate promissory note, with a principal amount of $258 million to PartnerRe Finance II Inc. due December 1, 2066. In March 2009, $187 million of the principal amount was extinguished, with an additional $1 million of the principal amount extinguished in June 2019. As a result, the remaining principal amount of the intercompany promissory note as at December 31, 2019, which is included as Debt related to CENts in the Consolidated Balance Sheet, was $70 million.
The CENts have been redeemable at the option of the issuer, in whole or in part, since December 1, 2016 and are ranked as junior subordinated unsecured obligations of PartnerRe Finance II Inc. The Company has fully and unconditionally guaranteed on a subordinated basis all obligations of PartnerRe Finance II Inc. under the CENts. The Company’s obligations under this guarantee are unsecured and rank junior in priority of payments to the Company’s senior notes.
Interest on both the CENts and the promissory note was payable semi-annually through to December 1, 2016 at an annual fixed rate of 6.440% and payable quarterly thereafter until maturity at an annual rate of 3-month LIBOR plus a margin equal to 2.325%, reset quarterly. Since December 1, 2016, PartnerRe Finance II Inc. has the right to defer one or more interest payments for up to ten years to December 1, 2026.